Income tax - Summary of Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Before tax	$ (231)	$ (751)
Tax benefit	58	190
Net of tax	$ (173)	$ (561)